Trade and other payables (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Current liabilities
Trade payables	€ 306.5	€ 321.1
Accruals and deferred income	109.4	125.3
Current trade payables, relating to trade terms	59.4	79.5
Social security and other taxes	25.7	19.0
Other payables	18.8	19.0
Financial payables	4.1	7.7
Bank overdrafts	1.3	0.0
Total current trade and other payables	525.2	571.6
Non-current liabilities
Accruals and deferred income	2.7	1.3
Total non-current trade and other payables	2.7	1.3
Total trade and other payables	€ 527.9	€ 572.9